UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
12/31/11 (Unaudited)

REPURCHASE AGREEMENTS (25.7%)(a)
				Principal amount	Value

Interest in $310,000,000 joint tri-party repurchase agreement dated 12/30/11 with Citigroup Global Markets, Inc. due 1/3/12 - maturity value of $80,000,622 for an effective yield of 0.07% (collateralized by various mortgage backed securities with coupon rates ranging from 3.50% to 5.50% and due dates ranging from 11/1/24 to 1/1/42, valued at $316,200,000)				$80,000,000	$80,000,000

Interest in $35,000,000 joint tri-party repurchase agreement dated 12/30/11 with Deutsche Bank Securities, Inc. due 1/3/12 - maturity value of $16,200,144 for an effective yield of 0.08% (collateralized by a U.S. Treasury notes with a coupon rate of 2.00% and a due date of 11/15/21, valued at $35,700,100)				16,200,000	16,200,000

Interest in $235,000,000 joint tri-party repurchase agreement dated 12/30/11 with Goldman Sach & Co. due 1/3/12 - maturity value of $80,000,889 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 4.00% to 5.50% and due dates ranging from 8/1/25 to 2/1/41, valued at $239,700,000)				80,000,000	80,000,000

Interest in $90,000,000 joint tri-party repurchase agreement dated 12/30/11 with JPMorgan Securities, LLC due 1/3/12 - maturity value of $37,000,576 for an effective yield of 0.14% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.000% to 10.75% and due dates ranging from 4/15/12 to 10/1/40, valued at $94,503,241)				37,000,000	37,000,000

Interest in $325,000,000 joint tri-party repurchase agreement dated 12/30/11 with JPMorgan Securities, LLC due 1/3/12 - maturity value of $80,000,356 for an effective yield of 0.04% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 7.50% and due dates ranging from 1/1/13 to 3/1/51, valued at $331,503,927)				80,000,000	80,000,000

Interest in $332,310,000 joint tri-party repurchase agreement dated 12/30/11 with Merrill Lynch & Co., Inc. due 1/3/12 - maturity value of $80,437,358 for an effective yield of 0.04% (collateralized by various mortgage backed securities with coupon rates ranging from 2.891% to 5.655% and due dates ranging from 7/1/37 to 9/1/41, valued at $338,956,200)				80,437,000	80,437,000

Interest in $314,000,000 joint tri-party term repurchase agreement dated 12/27/11 with Citigoup Global Markets, Inc. due 1/3/12, 0.07% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.00% to 5.00% and due dates ranging from 12/1/26 to 5/1/41, valued at $321,632,624) (TR)				36,250,000	36,250,000

Interest in $264,000,000 joint tri-party term repurchase agreement dated 12/28/11 with Deutsche Bank Securities, Inc. due 1/4/12, 0.05% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.50% to 7.00% and due dates ranging from 6/1/16 to 11/1/41, valued at $269,280,000) (TR)				36,250,000	36,250,000

Interest in $55,000,000 joint tri-party term repurchase agreement dated 12/23/11 with JPMorgan Securities, LLC due 1/23/12, 0.31% (collateralized by various corporate bonds and notes with coupon rates ranging from 4.05% to 7.25% and due dates ranging from 2/15/13 to 10/15/39, valued at $57,753,766) (TR)				14,000,000	14,000,000

Total repurchase agreements (cost $460,137,000)					$460,137,000

ASSET-BACKED COMMERCIAL PAPER (18.9%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.190	1/6/12		$10,600,000	$10,599,720

Bryant Park Funding, LLC	0.180	1/4/12		4,438,000	4,437,933

Bryant Park Funding, LLC	0.170	1/20/12		13,500,000	13,498,789

CAFCO, LLC	0.130	1/6/12		9,500,000	9,499,828

Chariot Funding, LLC	0.230	3/8/12		9,000,000	8,996,148

Chariot Funding, LLC	0.230	2/2/12		9,000,000	8,998,160

CHARTA, LLC	0.140	1/24/12		9,500,000	9,499,150

CIESCO-LP	0.100	1/23/12		9,300,000	9,299,432

CRC Funding, LLC	0.130	1/4/12		9,300,000	9,299,899

Fairway Finance, LLC (Canada)	0.230	1/18/12		3,487,000	3,486,621

Fairway Finance, LLC (Canada)	0.220	3/5/12		10,017,000	10,013,082

Fairway Finance, LLC (Canada)	0.220	1/27/12		5,000,000	4,999,206

Fairway Finance, LLC (Canada)	0.180	2/16/12		1,805,000	1,804,585

Gemini Securitization Corp., LLC	0.090	1/3/12		15,000,000	14,999,925

Govco, LLC	0.160	1/23/12		9,500,000	9,499,071

Jupiter Securitization Co., LLC	0.220	3/6/12		12,000,000	11,995,233

Jupiter Securitization Co., LLC	0.180	2/7/12		6,000,000	5,998,890

Liberty Street Funding, LLC (Canada)	0.270	1/17/12		10,500,000	10,498,740

Liberty Street Funding, LLC (Canada)	0.260	2/13/12		8,000,000	7,997,516

Manhattan Asset Funding Co., LLC (Japan)	0.420	2/21/12		7,500,000	7,495,538

Manhattan Asset Funding Co., LLC (Japan)	0.380	1/25/12		7,900,000	7,897,999

Manhattan Asset Funding Co., LLC (Japan)	0.330	1/17/12		3,000,000	2,999,560

Old Line Funding, LLC	0.220	2/6/12		12,000,000	11,997,360

Old Line Funding, LLC	0.220	1/20/12		3,350,000	3,349,611

Old Line Funding, LLC	0.140	1/13/12		2,800,000	2,799,869

Straight-A Funding, LLC	0.190	3/20/12		18,400,000	18,392,328

Straight-A Funding, LLC	0.190	2/21/12		2,250,000	2,249,394

Straight-A Funding, LLC	0.190	2/1/12		19,555,000	19,551,801

Straight-A Funding, LLC	0.130	2/16/12		5,300,000	5,299,120

Straight-A Funding, LLC	0.090	1/18/12		9,000,000	8,999,618

Thunder Bay Funding, LLC	0.230	2/1/12		9,700,000	9,698,079

Thunder Bay Funding, LLC	0.220	3/19/12		8,500,000	8,495,948

Variable Funding Capital Co., LLC	0.220	1/30/12		16,200,000	16,197,129

Variable Funding Capital Co., LLC	0.130	1/26/12		11,000,000	10,999,007

Victory Receivables Corp. (Japan)	0.385	1/30/12		11,000,000	10,996,588

Victory Receivables Corp. (Japan)	0.225	2/9/12		16,200,000	16,196,099

Working Capital Management Co. (Japan)	0.350	1/5/12		9,300,000	9,299,638

Total asset-backed commercial paper (cost $338,336,614)					$338,336,614

COMMERCIAL PAPER (15.2%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.541	6/29/12		$5,500,000	$5,485,150

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.351	2/2/12		21,500,000	21,493,311

Barclays U.S. Funding Corp. (United Kingdom)	0.090	1/3/12		9,400,000	9,399,953

Canadian Imperial Holdings, Inc.	0.401	5/15/12		18,400,000	18,372,400

COFCO Capital Corp.	0.350	1/5/12		9,000,000	8,999,650

Commonwealth Bank of Australia 144A (Australia)	0.481	3/19/12		4,000,000	3,995,840

Commonwealth Bank of Australia 144A (Australia)	0.470	6/8/12		14,000,000	14,000,000

Commonwealth Bank of Australia 144A (Australia)	0.461	4/10/12		10,250,000	10,236,903

Danske Corp. (Denmark)	0.270	1/4/12		9,300,000	9,299,791

DnB Bank ASA 144A (Norway)	0.670	4/25/12		10,600,000	10,600,000

DnB Bank ASA 144A (Norway)	0.531	4/16/12		17,500,000	17,472,690

General Electric Capital Corp.	0.200	3/14/12		9,000,000	8,998,175

General Electric Capital Services	0.230	1/19/12		9,900,000	9,898,862

HSBC USA, Inc. (United Kingdom)	0.521	3/26/12		9,000,000	8,994,475

HSBC USA, Inc. (United Kingdom)	0.270	3/12/12		7,150,000	7,146,193

HSBC USA, Inc.	0.260	2/27/12		11,000,000	10,995,472

ING (US) Funding, LLC	0.170	1/3/12		10,600,000	10,599,900

Louis Dreyfus Commodities, LLC	0.500	1/11/12		9,300,000	9,298,708

Nordea North America, Inc./DE (Sweden)	0.511	4/13/12		10,100,000	10,085,262

Prudential PLC 144A (United Kingdom)	0.470	2/7/12		9,300,000	9,295,508

State Street Corp.	0.200	3/7/12		18,000,000	17,993,400

Svenska Handelsbanken, Inc. (Sweden)	0.501	3/12/12		3,600,000	3,596,450

Toyota Credit Canada, Inc. (Canada)	0.320	3/1/12		6,600,000	6,598,240

Toyota Motor Credit Corp.	0.200	1/31/12		2,000,000	1,999,667

Westpac Banking Corp. 144A (Australia)	0.744	8/24/12		9,300,000	9,254,885

Westpac Banking Corp. 144A (Australia)	0.630	7/5/12		18,000,000	18,000,000

Total commercial paper (cost $272,110,885)					$272,110,885

MUNICIPAL BONDS AND NOTES (15.0%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

California (1.5%)

Board of Trustees of the Leland Stanford Junior University Commercial Paper	0.200	1/13/12	P-1	$18,900,000	$18,898,740

Board of Trustees of the Leland Stanford Junior University Commercial Paper	0.180	2/24/12	P-1	8,400,000	8,397,732

					27,296,472
Connecticut (0.8%)

Yale University Commercial Paper	0.193	1/18/12	P-1	7,000,000	6,999,372

Yale University Commercial Paper	0.162	1/17/12	P-1	8,000,000	7,999,431

					14,998,803
Florida (0.7%)

Highlands County Health Facilities Authority VRDN (Adventist Health), Ser. H(M)	0.050	11/15/35	VMIG1	11,750,000	11,750,000

					11,750,000
Indiana (2.1%)

Indiana State Finance Authority VRDN, Ser. A(M)	0.050	2/1/35	VMIG1	9,000,000	9,000,000

Saint Joseph County Commercial Paper (University of Notre Dame du Lac)	0.200	2/15/12	P-1	7,272,000	7,270,182

Saint Joseph County Commercial Paper (University of Notre Dame du Lac)	0.183	1/5/12	P-1	5,000,000	4,999,900

Saint Joseph County Commercial Paper (University of Notre Dame du Lac)	0.150	1/9/12	P-1	8,200,000	8,199,727

Trinity Health Corporation Commercial Paper	0.130	1/23/12	P-1	8,200,000	8,199,349

					37,669,158
Kentucky (1.3%)

Catholic Health Initiatives Commercial Paper, Ser. A	0.180	1/12/12	P-1	4,370,000	4,370,000

Catholic Health Initiatives Commercial Paper, Ser. A	0.100	1/3/12	P-1	7,250,000	7,250,000

Kentucky State Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.060	5/1/34	VMIG1	11,000,000	11,000,000

					22,620,000
Maryland (0.9%)

Howard County Commercial Paper, Ser. 11	0.120	1/17/12	P-1	9,400,000	9,400,000

Johns Hopkins University Commercial Paper, Ser. A	0.090	1/20/12	P-1	6,216,000	6,216,000

					15,616,000
Massachusetts (1.3%)

Harvard University Commercial Paper	0.162	1/17/12	P-1	4,000,000	3,999,716

Harvard University Commercial Paper	0.120	2/15/12	P-1	18,789,000	18,786,182

					22,785,898
Nevada (0.5%)

Truckee Meadows Water Authority Commercial Paper (Lloyds TSB Bank PLC/New York (LOC))	0.120	1/4/12	P-1	9,000,000	9,000,000

					9,000,000
North Carolina (1.0%)

Duke University Commercial Paper, Ser. B-98	0.220	3/22/12	P-1	8,000,000	7,996,040

Duke University Commercial Paper, Ser. B-98	0.180	2/9/12	P-1	8,000,000	7,998,440

Wake County VRDN, Ser. B(M)	0.060	3/1/24	VMIG1	1,500,000	1,500,000

					17,494,480
Texas (4.1%)

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper	0.110	1/3/12	P-1	12,250,000	12,250,000

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper	0.110	1/3/12	P-1	3,500,000	3,500,000

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.110	1/3/12	P-1	11,250,000	11,250,000

Board of Regents of University of Texas System Commercial Paper, Ser. B	0.160	1/18/12	P-1	28,000,000	28,000,000

Harris County, Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.100	10/1/29	VMIG1	3,795,000	3,795,000

Texas Public Finance Authority Commercial Paper, Ser. 08	0.160	2/6/12	P-1	15,500,000	15,500,000

					74,295,000
Virginia (0.6%)

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.090	1/18/12	P-1	10,325,000	10,325,000

					10,325,000
Wisconsin (0.2%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B(M)	0.060	8/15/33	VMIG1	4,100,000	4,100,000

					4,100,000

Total municipal bonds and notes (cost $267,950,811)					$267,950,811

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of America Corp. FDIC guaranteed notes, MTN, Ser. L(k)	2.100	4/30/12		$39,000,000	$39,243,435

Federal Farm Credit Bank FRN, Ser. 1	0.150	1/14/13		24,300,000	24,300,000

Federal Home Loan Bank unsec. discount notes	0.093	4/20/12		21,500,000	21,493,890

Federal Home Loan Bank unsec. discount notes	0.090	3/28/12		6,200,000	6,198,652

Federal Home Loan Bank unsec. discount notes	0.080	6/1/12		3,590,000	3,588,787

Federal Home Loan Bank unsec. discount notes	0.070	5/30/12		5,000,000	4,998,542

Federal Home Loan Mortgage Corp. unsec. discount notes	0.110	4/2/12		6,307,000	6,305,227

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	2/10/12		5,000,000	4,999,444

Federal Home Loan Mortgage Corp. unsec. discount notes	0.095	4/9/12		12,000,000	11,996,865

Federal Home Loan Mortgage Corp. unsec. discount notes	0.095	3/12/12		7,800,000	7,798,539

Federal Home Loan Mortgage Corp. unsec. discount notes	0.075	5/21/12		1,100,000	1,099,677

Federal National Mortgage Association unsec. discount notes	0.095	4/18/12		13,462,000	13,458,163

Federal National Mortgage Association unsec. discount notes	0.090	3/21/12		25,800,000	25,794,840

Federal National Mortgage Association unsec. discount notes	0.080	5/16/12		13,350,000	13,345,965

Federal National Mortgage Association unsec. discount notes	0.065	5/9/12		13,000,000	12,996,972

Total U.S. Government Agency Obligations (cost $197,618,998)					$197,618,998

CERTIFICATES OF DEPOSIT (5.2%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of Montreal/Chicago, IL (Canada)	0.100	1/31/12		$6,500,000	$6,500,000

Bank of Nova Scotia/Houston	0.560	6/21/12		10,500,000	10,500,000

National Australia Bank, Ltd. (Australia)	0.500	4/23/12		18,800,000	18,800,000

National Australia Bank, Ltd. (Australia)	0.490	4/11/12		10,000,000	10,000,280

Nordea Bank Finland PLC/New York FRN	0.942	9/13/12		17,150,000	17,138,240

Toronto-Dominion Bank/NY (Canada)	0.380	5/4/12		10,000,000	10,004,124

Toronto-Dominion Bank/NY FRN (Canada)	0.426	10/19/12		14,500,000	14,500,000

UBS AG/Stamford, CT	0.190	1/9/12		5,000,000	5,000,022

Total certificates of deposit (cost $92,442,666)					$92,442,666

SHORT-TERM INVESTMENT FUND (3.8%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)				68,000,000	$68,000,000

Total short-term investment fund (cost $68,000,000)					$68,000,000

CORPORATE BONDS AND NOTES (3.0%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Royal Bank of Canada 144A sr. unsec. notes FRN (Canada)(M)	0.738	5/15/14		$29,425,000	$29,426,167

Svenska Handelsbanken/New York, NY 144A FRN (Sweden)(M)	0.578	6/8/17		23,500,000	23,500,000

Total corporate bonds and notes (cost $52,926,167)					$52,926,167

U.S. TREASURY OBLIGATIONS (2.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes	1.500	7/15/12		$25,000,000	$25,188,741

U.S. Treasury Notes	0.625	7/31/12		19,500,000	19,559,316

Total U.S. treasury Obligations (cost $44,748,057)					$44,748,057

TOTAL INVESTMENTS

Total investments (cost $1,794,271,198)(b)					$1,794,271,198

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,790,211,745.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,966 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,000,000 and $39,046,017, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.1%
	Australia	6.2
	Canada	5.9
	Japan	3.1
	Sweden	2.1
	United Kingdom	1.9
	Norway	1.6
	Switzerland	0.6
	Denmark	0.5

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$338,336,614	$—
Certificates of deposit	—	92,442,666	—
Commercial paper	—	272,110,885	—
Corporate bonds and notes	—	52,926,167	—
Municipal bonds and notes	—	267,950,811	—
Repurchase agreements	—	460,137,000	—
Short-term investment fund	68,000,000	—	—
U.S. government agency obligations	—	197,618,998	—
U.S. treasury obligations	—	44,748,057	—

Totals by level	$68,000,000	$1,726,271,198	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012